Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Multi-Manager Alternative Strategies VP

Supplement Dated May 3, 2017 to the Prospectus and Summary Prospectus Dated May 1, 2017

* * *

Effective on or about July 7, 2017, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) with respect to Transamerica Multi-Manager Alternative Strategies VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the portfolio. An information statement will be made available to portfolio investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the portfolio’s principal investment strategies and portfolio managers will change; (ii) the portfolio will be subject to an additional principal risk; and (iii) the portfolio will have a new management fee schedule.

The portfolio’s investment objective and benchmark indices will remain the same. In addition, TAM will continue to serve as the portfolio’s investment manager.

Until July 7, 2017, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2017 concerning the portfolio:

OPERATING EXPENSES:

Until July 7, 2017, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class	Initial	Service
Management fees[1]		0.22%	0.22%
Distribution and service (12b-1) fees		0.00%	0.25%
Other expenses		0.90%	0.90%
Acquired fund fees and expenses		1.34%	1.34%
Total annual fund operating expenses		2.46%	2.71%
Fee waiver and/or expense reimbursement[2]		0.57%	0.57%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.89%	2.14%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the portfolio’s payment of a single management fee effective March 1, 2016.
[2]	Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2018 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.55% for Initial Class shares and 0.80% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the previous 36 months if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Until July 7, 2017, the “Example” table included in the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

	1 year	3 years	5 years	10 years
Initial Class	$192	$712	$1,259	$2,753
Service Class	$217	$787	$1,384	$3,000

PRINCIPAL INVESTMENT STRATEGIES:

Until July 7, 2017, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets in a combination of underlying Transamerica funds (“underlying portfolios”).

•	Under normal circumstances, the portfolio expects to invest primarily in underlying portfolios that use alternative investment strategies as their principal investment strategies and/or invest primarily in alternative asset classes which may include, but are not limited to:

•	Long-short and market-neutral strategies;

•	Tactical, strategic or dynamic investment strategies (bond and/or equity);

•	Arbitrage strategies;

•	Event driven strategies;

•	Real estate strategies;

•	Managed futures strategies;

•	Global macro strategies;

•	Commodities and/or natural resources and/or precious metals;

•	Foreign currency trading strategies; and

•	Non-core investments (such as micro-cap stocks, international small cap stocks, emerging markets equities and debt, Treasury Inflation-Protected Securities (TIPS), master limited partnerships (MLPs) and foreign bonds).

•	The portfolio may invest from time to time in underlying portfolios that use non-alternative strategies and/or invest primarily in traditional asset classes. The portfolio may also invest directly in U.S. government securities, short-term commercial paper and/or repurchase agreements.

In managing the portfolio, the sub-adviser uses a combination of a global “top down” analysis of macroeconomic and interest rate environment and proprietary “bottom up” research. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements and relative values of markets, asset classes and securities prices worldwide. In its proprietary “bottom up” research of underlying portfolios, the sub-adviser considers various fundamental and other factors, such as performance, manager experience, size of portfolio, and the portfolio’s investment parameters. An important component of portfolio construction is to identify a mix of those strategies mentioned above that, in the sub-adviser’s view, may offer an attractive risk/return as broad market conditions change. These analyses inform the sub-adviser’s allocation of portfolio assets among asset classes and underlying portfolios.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest to a limited degree directly in futures contracts for the purpose of hedging certain equity and fixed income market exposures. The use of futures would be limited to exchange-traded equity index and U.S. Treasury futures.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio typically allocates substantially more of its assets to underlying portfolios that invest in securities rather than to underlying portfolios that pursue commodities trading strategies. In addition, in keeping with applicable regulatory restrictions, the portfolio’s exposure to commodities through its investments in underlying portfolios will be limited.

The sub-adviser may change the portfolio’s asset allocation and underlying portfolios at any time without notice to shareholders and without shareholder approval.

PRINCIPAL RISKS:

Until July 7, 2017, the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio is restated to exclude “Underlying Exchange Traded Funds” risk. All other principal risks described in the Prospectus and Summary Prospectus continue to apply.

Investors Should Retain this Supplement for Future Reference

May 3, 2017

Transamerica Multi-Manager Alternative Strategies VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tst_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Transamerica Multi-Manager Alternative Strategies VP

Supplement Dated May 3, 2017 to the Prospectus and Summary Prospectus Dated May 1, 2017

* * *

Effective on or about July 7, 2017, Transamerica Asset Management, Inc. (“TAM”) will terminate its investment sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”) with respect to Transamerica Multi-Manager Alternative Strategies VP (the “portfolio”) and will enter into a new investment sub-advisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) with respect to the portfolio. An information statement will be made available to portfolio investors which will provide certain information about the new sub-adviser and the terms of the new sub-advisory agreement.

In connection with the change in sub-adviser: (i) the portfolio’s principal investment strategies and portfolio managers will change; (ii) the portfolio will be subject to an additional principal risk; and (iii) the portfolio will have a new management fee schedule.

The portfolio’s investment objective and benchmark indices will remain the same. In addition, TAM will continue to serve as the portfolio’s investment manager.

Until July 7, 2017, the following information supplements and supersedes any contrary information contained in the Prospectus and Summary Prospectus dated May 1, 2017 concerning the portfolio:

OPERATING EXPENSES:

Until July 7, 2017, the “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class	Initial	Service
Management fees[1]		0.22%	0.22%
Distribution and service (12b-1) fees		0.00%	0.25%
Other expenses		0.90%	0.90%
Acquired fund fees and expenses		1.34%	1.34%
Total annual fund operating expenses		2.46%	2.71%
Fee waiver and/or expense reimbursement[2]		0.57%	0.57%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.89%	2.14%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement and the portfolio’s payment of a single management fee effective March 1, 2016.
[2]	Contractual arrangements have been made with the portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through May 1, 2018 to waive fees and/or reimburse portfolio expenses to the extent that the total annual fund operating expenses exceed 0.55% for Initial Class shares and 0.80% for Service Class shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2018 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the previous 36 months if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the portfolio, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Until July 7, 2017, the “Example” table included in the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

	1 year	3 years	5 years	10 years
Initial Class	$192	$712	$1,259	$2,753
Service Class	$217	$787	$1,384	$3,000

PRINCIPAL INVESTMENT STRATEGIES:

Until July 7, 2017, the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the portfolio is restated in its entirety as follows:

The portfolio’s sub-adviser, Aegon USA Investment Management, LLC (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets in a combination of underlying Transamerica funds (“underlying portfolios”).

•	Under normal circumstances, the portfolio expects to invest primarily in underlying portfolios that use alternative investment strategies as their principal investment strategies and/or invest primarily in alternative asset classes which may include, but are not limited to:

•	Long-short and market-neutral strategies;

•	Tactical, strategic or dynamic investment strategies (bond and/or equity);

•	Arbitrage strategies;

•	Event driven strategies;

•	Real estate strategies;

•	Managed futures strategies;

•	Global macro strategies;

•	Commodities and/or natural resources and/or precious metals;

•	Foreign currency trading strategies; and

•	Non-core investments (such as micro-cap stocks, international small cap stocks, emerging markets equities and debt, Treasury Inflation-Protected Securities (TIPS), master limited partnerships (MLPs) and foreign bonds).

•	The portfolio may invest from time to time in underlying portfolios that use non-alternative strategies and/or invest primarily in traditional asset classes. The portfolio may also invest directly in U.S. government securities, short-term commercial paper and/or repurchase agreements.

In managing the portfolio, the sub-adviser uses a combination of a global “top down” analysis of macroeconomic and interest rate environment and proprietary “bottom up” research. In the sub-adviser’s qualitative “top down” approach, the sub-adviser analyzes various fundamental, technical, sentiment and valuation factors that affect the movements and relative values of markets, asset classes and securities prices worldwide. In its proprietary “bottom up” research of underlying portfolios, the sub-adviser considers various fundamental and other factors, such as performance, manager experience, size of portfolio, and the portfolio’s investment parameters. An important component of portfolio construction is to identify a mix of those strategies mentioned above that, in the sub-adviser’s view, may offer an attractive risk/return as broad market conditions change. These analyses inform the sub-adviser’s allocation of portfolio assets among asset classes and underlying portfolios.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest to a limited degree directly in futures contracts for the purpose of hedging certain equity and fixed income market exposures. The use of futures would be limited to exchange-traded equity index and U.S. Treasury futures.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio typically allocates substantially more of its assets to underlying portfolios that invest in securities rather than to underlying portfolios that pursue commodities trading strategies. In addition, in keeping with applicable regulatory restrictions, the portfolio’s exposure to commodities through its investments in underlying portfolios will be limited.

The sub-adviser may change the portfolio’s asset allocation and underlying portfolios at any time without notice to shareholders and without shareholder approval.

PRINCIPAL RISKS:

Until July 7, 2017, the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the portfolio is restated to exclude “Underlying Exchange Traded Funds” risk. All other principal risks described in the Prospectus and Summary Prospectus continue to apply.

Investors Should Retain this Supplement for Future Reference

May 3, 2017